Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, plant and equipment, net consists of LNG terminal costs and fixed assets, as follows (in millions):

	December 31,
	2017	2016
LNG terminal costs
LNG terminal	$12,703	$7,976
LNG terminal construction-in-process	3,310	6,728
Accumulated depreciation	(880)	(553)
Total LNG terminal costs, net	15,133	14,151
Fixed assets
Fixed assets	23	20
Accumulated depreciation	(17)	(13)
Total fixed assets, net	6	7
Property, plant and equipment, net	$15,139	$14,158

Property Plant and Equipment Estimated Useful Lives Table
The identifiable components of the Sabine Pass LNG terminal with similar estimated useful lives have a depreciable range between 6 and 50 years, as follows:

Components	Useful life (yrs)
LNG storage tanks	50
Natural gas pipeline facilities	40
Marine berth, electrical, facility and roads	35
Regasification processing equipment	30
Sendout pumps	20
Liquefaction processing equipment	6-50
Other	15-30